SHAREHOLDERS' EQUITY - Share Capital (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (decrease) in equity
Balance	CAD 2,223,126	CAD 1,932,302
Balance, beginning of year (in shares)	206,000
Non-cash:
Share-based compensation - settled	CAD (10,050)
Share-based compensation - settled (in shares)	573
Stock Option Plan - exercised	CAD 267	4,978	CAD 3,108
Stock Option Plan	19,587	13,486	9,213
Balance	CAD 897,754	CAD 2,223,126	1,932,302
Balance, end of year (in shares)	207,000	206,000
Dividends
Cash dividends	CAD 131,955	CAD 199,263	170,653
Stock Dividend Plan		21,835	46,211
Dividends to shareholders	CAD 131,955	CAD 221,098	CAD 216,864
Dividend paid per common share (in dollars per share)	CAD 0.64	CAD 1.08	CAD 1.08
Share Capital
Increase (decrease) in equity
Balance	CAD 3,120,002	CAD 3,061,839	CAD 2,997,682
Balance, beginning of year (in shares)	205,732	202,758	198,684
Issued for cash:
Stock Option Plan	CAD 3,205	CAD 31,350	CAD 14,838
Stock Option Plan (in shares)	234	1,944	1,042
Non-cash:
Share-based compensation - settled	CAD 10,050
Stock Option Plan - exercised	267	CAD 4,978	CAD 3,108
Stock Dividend Plan		CAD 21,835	CAD 46,211
Stock Dividend Plan (in shares)		1,030	3,032
Balance	CAD 3,133,524	CAD 3,120,002	CAD 3,061,839
Balance, end of year (in shares)	206,539	205,732	202,758